                                        MetLife Letterhead

                                        JOHN B. TOWERS
                                        COUNSEL
                                        METROPOLITAN LIFE INSURANCE COMPANY
                                        501 BOYLSTON STREET
                                        BOSTON, MA 02116-3700

MetLife Life and Annuity Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                September 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MetLife Life and Annuity Company of Connecticut MetLife of CT Separate Account PF II for Variable Annuities
          File No. 811-08317

Commissioners:

Semi-Annual Reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of and The Travelers Separate Account PF II for Variable Annuities of The Travelers Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

MetLife of CT Separate Account PF for Variable Annuities
Page 2
File No. 811-08317

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No.

The Semi-Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,

                                        /s/ John B. Towers
                                        ----------------------------------------
                                        John B. Towers
                                        Counsel
                                        Metropolitan Life Insurance Company